Initial Public Offering	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Initial Public Offering [Abstract]
Initial Public Offering

Note 3 — Initial Public Offering

Pursuant to the Initial Public Offering, the Company sold 11,500,000 Units, which includes a full exercise by the underwriters of their overallotment option in the amount of 1,500,000 Units, at a purchase price of $10.00 per Unit. Each unit consists of one share of common stock, one redeemable warrant and one right to receive 1/8 of one share of common stock. Each warrant entitles the holder to purchase one share of common stock at a price of $11.50 per share.

NOTE 3 — INITIAL PUBLIC OFFERING

Pursuant to the Initial Public Offering, the Company sold 11,500,000 Units, which includes a full exercise by the underwriters of their overallotment option in the amount of 1,500,000 Units, at a purchase price of $10.00 per Unit. Each unit consists of one share of common stock, one redeemable warrant and one right to receive 1/8 of one share of common stock. Each warrant entitles the holder to purchase one share of common stock at a price of $11.50 per share.